1933 Act File No. 2-91090
                                           1940 Act File No. 811-4017

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     ---

      Pre-Effective Amendment No.        ........................

      Post-Effective Amendment No.  35 ..........................      X
                                   ----                              ---

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.  29 ......................................           X
                    ----                                               ---

                        FEDERATED EQUITY FUNDS
                  (formerly, Federated Growth Trust)

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900
                    (Registrant's Telephone Number)

                      John W. McGonigle, Esquire,
                      Federated Investors Tower,
                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

   immediately upon filing pursuant to paragraph (b)
 X  on May 30, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
   75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on December 20, 1996; or intends to file the Notice required by that Rule on or about
       __________________; or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                                 Copy to:

Charles H. Morin, Esquire
Dickstein, Shapiro & Morin, L.L.P.
2101 L Street, N.W.
Washington, D.C.  20037

                                           CROSS-REFERENCE SHEET


      This amendment to the Registration Statement of Federated Equity Funds (formerly, Federated Growth Trust), which is comprised of four portfolios: (1) Federated Growth Strategies Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares; (2) Federated Small Cap Strategies Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and
(c) Class C Shares; (3) Federated Capital Appreciation Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, and (4) Federated Aggressive Growth Fund consisting of three classes of shares, (a) Class A Shares, (b) Class B Shares, and (c) Class C Shares, relates only to Federated Aggressive Growth Fund and is comprised of the following (the remaining references to other portfolios have been kept for easier cross-reference):


PART A.         INFORMATION REQUIRED IN A PROSPECTUS.



                                                              Prospectus Heading
                                                              (Rule 404(c) Cross Reference)
Item 1.           Cover Page..................................(1-4) Cover Page.
                  ----------
Item 2.           Synopsis....................................(1-4) Summary of Fund Expenses.
                  --------
Item 3.           Condensed Financial
                  Information                                 (1) Financial Highlights.
Item 4.           General Description of
                  Registrant..................................(1-4) General Information; 1-4) Investment
                                                              Information; (1-4) Investment Objective; (1-4)
                                                              Investment Policies; (1-4) Investment Limitations;
                                                              (1-4) Performance Information; (1,3,4)Portfolio
                                                              Turnover.

Item 5.           Management of the Fund......................(1-4) Trust Information; (1-4) Management of the
                  ----------------------
                                                              Trust; (1-4) Distribution of Shares; (1-4)
                                                              Administration of the Fund; (1(a),(b),(c)-4)
                                                              Expenses of the Fund and Class A Shares, Class B
                                                              Shares, and Class C Shares; (1-4) Brokerage
                                                              Transactions.
Item 6.           Capital Stock and Other
                  Securities..................................(1-4) Shareholder Information; (1-4) Voting Rights;
                                                              (1-4) Tax Information; (1-4) Federal Income Tax;
                                                              (1-4) State and Local Taxes.




Item 7.           Purchase of Securities Being
                  Offered.....................................(1-4)
                                                              Net
                                                              Asset
                                                              Value;
                                                              (1-4)
                                                              Investing
                                                              in the
                                                              Fund;
                                                              (1(a),(b),(c)-4)
                                                              How to
                                                              Purchase
                                                              Shares;
                                                              (1(a))What
                                                              Shares
                                                              Cost;
                                                              (1(a),(b),(c)-4)
                                                              Investing
                                                              in Class
                                                              A
                                                              Shares;
                                                              (1(a),(b),(c)-4)
                                                              Investing
                                                              in Class
                                                              B
                                                              Shares;
                                                              (1(a),(b),(c)-4)
                                                              Investing
                                                              in Class
                                                              C
                                                              Shares;
                                                              (1-4)
                                                              Special
                                                              Purchase
                                                              Features;
                                                              (1-4)
                                                              Exchange
                                                              Privilege.

Item 8.           Redemption or Repurchase....................(1-4) How to Redeem Shares; (1-4) Special
                  ------------------------
                                                              Redemption Features; (1-4) Contingent Deferred
                                                              Sales Charge; (1-4) Elimination of Contingent
                                                              Deferred Sales Charge.

Item 9.           Pending Legal Proceedings                   None.




PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          Cover Page..................................(1-4) Cover Page.
                  ----------
Item 11.          Table of Contents...........................(1-4) Table of Contents.
                  -----------------
Item 12.          General Information and
                  History.....................................(1-4) General Information About the Fund; (1-4)
                                                              About Federated Investors; (1,4) Massachusetts
                                                              Partnership Law.
Item 13.          Investment Objectives and
                  Policies....................................(1-4) Investment Objective and Policies.
Item 14.          Management of the Fund                      (1-4) Federated Equity Funds Management.
Item 15.          Control Persons and Principal
                  Holders of Securities                       (1-4) Fund Ownership.
Item 16.          Investment Advisory and Other
                  Services....................................(1-4) Investment Advisory Services; (1-4) Other
                                                              Services; (1-4) Fund Administration; (1-3) Transfer
                                                              Agent; (1-3) Custodian; (1-3) Independent Auditors;
                                                              (1-4) Distribution Plan and Shareholder Services
                                                              Agreement.
Item 17.          Brokerage Allocation........................(1-4) Brokerage Transactions.
                  --------------------
Item 18.          Capital Stock and Other
                  Securities                                  Not applicable.
Item 19.          Purchase, Redemption and
                  Pricing of Securities Being
                  Offered ....................................(1-4) Purchasing Shares; (1-4) Determining Net
                                                              Asset Value; (1-4) Redeeming Shares; (1-4)
                                                              Exchanging Securities for Shares; (3) Current
                                                              Distributions.
Item 20.          Tax Status..................................(1-4) Tax Status.
                  ----------
Item 21.          Underwriters                                Not applicable.
Item 22.          Calculation of Performance
                  Data........................................(1-4) Total Return; (1-4) Yield;  (1-4) Performance
                                                              Comparisons; (1-4) Appendix.
Item 23.          Financial Statements........................(1-3) Incorporated by reference to each portfolio's
                  --------------------
                                                              Annual Report dated October 31, 1996, pursuant to
                                                              Rule 411 under the Securities Act of 1933. (File
                                                              Nos. 2-91090 and 811-4017); (4) Filed in Part A.






--------------------------------------------------------------------------------
                                                                       FEDERATED
--------------------------------------------------------------------------------
                                                                      AGGRESSIVE
--------------------------------------------------------------------------------
                                                                          GROWTH
--------------------------------------------------------------------------------
                                                                            FUND
--------------------------------------------------------------------------------
                                                         CLASS A, B AND C SHARES


                                                          SEMI-ANNUAL REPORT AND
                                                        SUPPLEMENT TO PROSPECTUS
                                                         DATED NOVEMBER 15, 1996


                                                                    MAY 30, 1997


[LOGO]   FEDERATED INVESTORS

                                                        ------------------------
         Federated Securities Corp., Distributor
                                                        ------------------------
         Cusip 314172875
         Cusip 314172867                                ------------------------
         Cusip 314172859        [LOGO] RECYCLE
         G02072-01 (5/97)                               ------------------------


FEDERATED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)
CLASS A, B AND C SHARES
SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 15, 1996

A. Please insert the following "Financial Highlights" tables as pages 4, 5 and 6 of the Prospectus. In addition, please add the heading "Financial Highlights" to the Table of Contents page.


FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                         PERIOD ENDED
                                                                                          (UNAUDITED)
                                                                                       APRIL 30, 1997(A)
                                                                                      -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                        $ 10.00
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income                                                                       (0.03)
-----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                      (0.76)
-----------------------------------------------------------------------------------    ------------
  Total from investment operations                                                            (0.79)
-----------------------------------------------------------------------------------    ------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------
  Distributions from net investment income                                                    (0.01)
-----------------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                              $  9.20
-----------------------------------------------------------------------------------    ------------
TOTAL RETURN (B)                                                                              (7.93%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------
  Expenses                                                                                     1.71%*
-----------------------------------------------------------------------------------
  Net investment income                                                                       (0.39%)*
-----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                            16.62%*
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                      $933
-----------------------------------------------------------------------------------
  Average commission rate paid (d)                                                          $0.0402
-----------------------------------------------------------------------------------
  Portfolio turnover                                                                             67%
-----------------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to April 30, 1997

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                               PERIOD ENDED
                                                                                (UNAUDITED)
                                                                             APRIL 30, 1997(A)
                                                                            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                             (0.04)
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            (0.76)
-------------------------------------------------------------------------    ------------
  Total from investment operations                                                  (0.80)
-------------------------------------------------------------------------    ------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                           0.00(b)
-------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                    $  9.20
-------------------------------------------------------------------------    ------------
TOTAL RETURN (C)                                                                    (7.96%)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                           2.55%*
-------------------------------------------------------------------------
  Net investment income                                                             (1.59%)*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                  17.04%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $ 1,930
-------------------------------------------------------------------------
  Average commission rate paid (e)                                                $0.0402
-------------------------------------------------------------------------
  Portfolio turnover                                                                   67%
-------------------------------------------------------------------------

  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to April 30, 1997

(b) Less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS--CLASS C SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               PERIOD ENDED
                                                                                (UNAUDITED)
                                                                             APRIL 30, 1997(A)
                                                                            -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 10.00
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                             (0.06)
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                            (0.78)
-------------------------------------------------------------------------    ------------
  Total from investment operations                                                  (0.84)
-------------------------------------------------------------------------    ------------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                           0.00(b)
-------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                    $  9.16
-------------------------------------------------------------------------    ------------
TOTAL RETURN (C)                                                                    (8.37%)
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                           2.59%*
-------------------------------------------------------------------------
  Net investment income                                                             (1.59%)*
-------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                  17.90%*
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $136
-------------------------------------------------------------------------
  Average commission rate paid (e)                                                $0.0402
-------------------------------------------------------------------------
  Portfolio turnover                                                                   67%
-------------------------------------------------------------------------


  * Computed on an annualized basis.

(a) Reflects operations for the period from November 25, 1996 (date of initial public investment) to April 30, 1997

(b) Less than one cent per share.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


B. Please insert the following financial statements after the section entitled "Performance Information" on page 29 of the Prospectus. In addition, please add the heading "Financial Statements" to the Table of Contents page after the heading "Performance Information."


FEDERATED AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--95.8%
------------------------------------------------------------------------------------
                BASIC INDUSTRY--4.4%
                --------------------------------------------------------------------
     400        Avery Dennison Corp.                                                   $   14,700
                --------------------------------------------------------------------
     400   (a)  Cytec Industries, Inc.                                                     15,050
                --------------------------------------------------------------------
     500        Dekalb Genetics Corp., Class B                                             31,500
                --------------------------------------------------------------------
     800   (a)  Fibreboard Corp.                                                           29,400
                --------------------------------------------------------------------
     500        Fuller (H.B.) Co.                                                          26,813
                --------------------------------------------------------------------
   1,600        Methanex Corp.                                                             14,800
                --------------------------------------------------------------------   ----------
                Total                                                                     132,263
                --------------------------------------------------------------------   ----------
                CONSUMER DURABLES--3.4%
                --------------------------------------------------------------------
   1,800   (a)  Equity Marketing, Inc.                                                     31,500
                --------------------------------------------------------------------
     600        Ethan Allen Interiors, Inc.                                                26,550
                --------------------------------------------------------------------
   1,400        Excel Industries, Inc.                                                     24,850
                --------------------------------------------------------------------
   1,200   (a)  Furniture Brands International, Inc.                                       17,700
                --------------------------------------------------------------------   ----------
                Total                                                                     100,600
                --------------------------------------------------------------------   ----------
                CONSUMER NON-DURABLES--7.2%
                --------------------------------------------------------------------
     700   (a)  Blyth Industries, Inc.                                                     27,650
                --------------------------------------------------------------------
   1,000        Church and Dwight, Inc.                                                    25,500
                --------------------------------------------------------------------
     500   (a)  Fruit of the Loom, Inc., Class A                                           18,000
                --------------------------------------------------------------------
     400        Gucci Group NV, ADR                                                        27,750
                --------------------------------------------------------------------
     400        Kimberly-Clark Corp.                                                       20,500
                --------------------------------------------------------------------
     400        Liz Claiborne, Inc.                                                        18,100
                --------------------------------------------------------------------
   1,000   (a)  Nautica Enterprise, Inc.                                                   22,125
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                CONSUMER NON-DURABLES--CONTINUED
                --------------------------------------------------------------------
     500        Nike, Inc., Class B                                                    $   28,125
                --------------------------------------------------------------------
   2,000   (a)  North Face, Inc.                                                           28,250
                --------------------------------------------------------------------   ----------
                Total                                                                     216,000
                --------------------------------------------------------------------   ----------
                ENERGY MINERALS--2.5%
                --------------------------------------------------------------------
     400        Camco International, Inc.                                                  17,750
                --------------------------------------------------------------------
     300   (a)  Energy Ventures, Inc.                                                      20,063
                --------------------------------------------------------------------
     900   (a)  Marine Drilling Cos., Inc.                                                 14,175
                --------------------------------------------------------------------
     500   (a)  Reading & Bates Corp.                                                      11,188
                --------------------------------------------------------------------
     300   (a)  Seacor Holdings, Inc.                                                      12,900
                --------------------------------------------------------------------   ----------
                Total                                                                      76,076
                --------------------------------------------------------------------   ----------
                FINANCE--14.4%
                --------------------------------------------------------------------
   1,850        Aames Financial Corp                                                       28,444
                --------------------------------------------------------------------
     900        Ahmanson (H.F.) & Co.                                                      34,313
                --------------------------------------------------------------------
     900   (a)  Americredit Corp.                                                          12,938
                --------------------------------------------------------------------
     300        Amsouth Bancorporation                                                     15,825
                --------------------------------------------------------------------
     400        Astoria Financial Corp.                                                    15,650
                --------------------------------------------------------------------
     600        Conseco, Inc.                                                              24,825
                --------------------------------------------------------------------
     600        Deposit Guaranty Corp.                                                     18,375
                --------------------------------------------------------------------
     600        Executive Risk, Inc.                                                       27,150
                --------------------------------------------------------------------
   1,200   (a)  FIRSTPLUS Financial Group, Inc.                                            26,550
                --------------------------------------------------------------------
     600        Federal Realty Investment Trust                                            15,450
                --------------------------------------------------------------------
     600        First Industrial Realty Trust                                              17,700
                --------------------------------------------------------------------
     600        General Growth Properties, Inc.                                            19,125
                --------------------------------------------------------------------
   1,000   (a)  Golf Trust of America, Inc.                                                25,500
                --------------------------------------------------------------------
     300        Greenpoint Financial Corp.                                                 16,613
                --------------------------------------------------------------------
     600        JDN Realty Corp.                                                           16,800
                --------------------------------------------------------------------
   1,100   (a)  Kilroy Realty Corp.                                                        25,850
                --------------------------------------------------------------------
     600        Money Stores, Inc.                                                         12,975
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                FINANCE--CONTINUED
                --------------------------------------------------------------------
     300        Providian Corp.                                                        $   17,325
                --------------------------------------------------------------------
     600        Star Banc Corp.                                                            25,500
                --------------------------------------------------------------------
     750        Synovus Financial Corp.                                                    18,188
                --------------------------------------------------------------------
     300        Travelers Group, Inc.                                                      16,613
                --------------------------------------------------------------------   ----------
                Total                                                                     431,709
                --------------------------------------------------------------------   ----------
                HEALTH CARE--10.0%
                --------------------------------------------------------------------
     350   (a)  Agouron Pharmaceuticals, Inc.                                              22,400
                --------------------------------------------------------------------
   1,200   (a)  BioChem Pharma, Inc.                                                       21,581
                --------------------------------------------------------------------
     300        CRA Managed Care, Inc.                                                     10,575
                --------------------------------------------------------------------
   1,600   (a)  FPA Medical Management, Inc.                                               26,000
                --------------------------------------------------------------------
     600        HBO & Co.                                                                  32,100
                --------------------------------------------------------------------
     500   (a)  Lincare Holdings, Inc.                                                     19,625
                --------------------------------------------------------------------
     200        Merck & Co., Inc.                                                          18,100
                --------------------------------------------------------------------
   1,600   (a)  NABI, Inc.                                                                  9,600
                --------------------------------------------------------------------
     600        Omnicare, Inc.                                                             14,625
                --------------------------------------------------------------------
   1,200   (a)  Parexel International Corp.                                                33,600
                --------------------------------------------------------------------
   1,000   (a)  Respironics, Inc.                                                          18,625
                --------------------------------------------------------------------
   1,200   (a)  Rotech Medical Corp.                                                       18,900
                --------------------------------------------------------------------
   1,500   (a)  Safeskin Corp.                                                             33,563
                --------------------------------------------------------------------
     400        Teva Pharmaceutical Industries, Ltd., ADR                                  20,300
                --------------------------------------------------------------------   ----------
                Total                                                                     299,594
                --------------------------------------------------------------------   ----------
                PRODUCER MANUFACTURING--6.3%
                --------------------------------------------------------------------
     700   (a)  American Power Conversion Corp.                                            13,475
                --------------------------------------------------------------------
     500        Belden, Inc.                                                               15,375
                --------------------------------------------------------------------
     450        Diebold, Inc.                                                              15,075
                --------------------------------------------------------------------
   1,200   (a)  Lexmark Intl. Group, Class A                                               27,900
                --------------------------------------------------------------------
   1,000        Miller Herman, Inc.                                                        32,375
                --------------------------------------------------------------------
     900   (a)  Tower Automotive, Inc.                                                     33,300
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                PRODUCER MANUFACTURING--CONTINUED
                --------------------------------------------------------------------
     800   (a)  U.S. Filter Corp.                                                      $   24,300
                --------------------------------------------------------------------
     500   (a)  U.S. Office Products Co.                                                   12,750
                --------------------------------------------------------------------
     600        Watsco, Inc.                                                               14,925
                --------------------------------------------------------------------   ----------
                Total                                                                     189,475
                --------------------------------------------------------------------   ----------
                RETAIL TRADE--7.7%
                --------------------------------------------------------------------
   1,000   (a)  Borders Group, Inc.                                                        21,250
                --------------------------------------------------------------------
   1,000   (a)  Buckle, Inc.                                                               14,750
                --------------------------------------------------------------------
     700   (a)  Cole National Corp., Class A                                               23,100
                --------------------------------------------------------------------
   1,100   (a)  Finish Line, Inc., Class A                                                 11,344
                --------------------------------------------------------------------
   1,600   (a)  Genesco, Inc.                                                              18,600
                --------------------------------------------------------------------
   1,600   (a)  Just For Feet, Inc.                                                        25,400
                --------------------------------------------------------------------
   1,200        Lands' End, Inc.                                                           32,100
                --------------------------------------------------------------------
     900   (a)  Pacific Sunwear of California                                              28,125
                --------------------------------------------------------------------
     427   (a)  Safeway, Inc.                                                              19,068
                --------------------------------------------------------------------
     600        Smith's Food & Drug Centers, Inc., Class B                                 20,100
                --------------------------------------------------------------------
     400        Tiffany & Co.                                                              15,850
                --------------------------------------------------------------------   ----------
                Total                                                                     229,687
                --------------------------------------------------------------------   ----------
                SERVICES--7.4%
                --------------------------------------------------------------------
   1,200   (a)  All American Communications, Inc.                                          14,850
                --------------------------------------------------------------------
     700        Amresco, Inc.                                                              10,194
                --------------------------------------------------------------------
     800   (a)  Boston Chicken, Inc.                                                       19,100
                --------------------------------------------------------------------
   1,250        CKE Restaurants, Inc.                                                      24,531
                --------------------------------------------------------------------
     800   (a)  Consolidated Graphics, Inc.                                                19,500
                --------------------------------------------------------------------
     600   (a)  Corestaff, Inc.                                                            10,425
                --------------------------------------------------------------------
     900        G & K Services, Inc., Class A                                              26,100
                --------------------------------------------------------------------
   1,500   (a)  Garden Fresh Restaurant Corp.                                              15,750
                --------------------------------------------------------------------
     600        Norrell Corp.                                                              15,825
                --------------------------------------------------------------------
   1,800   (a)  Philip Environmental, Inc.                                                 28,350
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                SERVICES--CONTINUED
                --------------------------------------------------------------------
   1,000   (a)  Renaissance Solutions, Inc.                                            $   21,750
                --------------------------------------------------------------------
     400   (a)  Robert Half International, Inc.                                            15,700
                --------------------------------------------------------------------   ----------
                Total                                                                     222,075
                --------------------------------------------------------------------   ----------
                TECHNOLOGY--30.3%
                --------------------------------------------------------------------
     500   (a)  ADC Telecommunications, Inc.                                               13,063
                --------------------------------------------------------------------
     700        Adobe System, Inc.                                                         27,388
                --------------------------------------------------------------------
     400   (a)  Altera Corp.                                                               19,825
                --------------------------------------------------------------------
   1,100        Anadigics, Inc.                                                            31,075
                --------------------------------------------------------------------
     600   (a)  Applied Magnetics Corp.                                                    15,075
                --------------------------------------------------------------------
     700   (a)  Ascend Communications                                                      32,025
                --------------------------------------------------------------------
   1,900   (a)  BA Merchant Services, Inc., Class A                                        26,600
                --------------------------------------------------------------------
     400   (a)  BMC Software, Inc.                                                         17,300
                --------------------------------------------------------------------
     500   (a)  Baan Co. NV                                                                26,875
                --------------------------------------------------------------------
     300   (a)  CBT Group PLC, ADR                                                         14,588
                --------------------------------------------------------------------
     400   (a)  Cadence Design Systems, Inc.                                               12,800
                --------------------------------------------------------------------
   1,100   (a)  Cambridge Technology Partners, Inc.                                        29,288
                --------------------------------------------------------------------
   1,200   (a)  Cognos, Inc.                                                               30,450
                --------------------------------------------------------------------
     400   (a)  Compaq Computer Corp.                                                      34,150
                --------------------------------------------------------------------
     600   (a)  Compuware Corp.                                                            22,650
                --------------------------------------------------------------------
     500   (a)  Comverse Technology, Inc.                                                  19,625
                --------------------------------------------------------------------
     400   (a)  Dell Computer Corp.                                                        33,475
                --------------------------------------------------------------------
     400   (a)  Dupont Photomasks, Inc.                                                    19,150
                --------------------------------------------------------------------
   2,100   (a)  Harmonic Lightwaves, Inc.                                                  34,650
                --------------------------------------------------------------------
     200        Intel Corp.                                                                30,625
                --------------------------------------------------------------------
   1,600   (a)  Mastech Corp.                                                              18,400
                --------------------------------------------------------------------
     800   (a)  Micron Electronics, Inc.                                                   16,300
                --------------------------------------------------------------------
     900   (a)  National Semiconductor Corp.                                               22,500
                --------------------------------------------------------------------
     300        OY Nokia AB, Class A, ADR                                                  19,388
                --------------------------------------------------------------------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

 SHARES                                                                                  VALUE
--------        --------------------------------------------------------------------   ----------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------
                TECHNOLOGY--CONTINUED
                --------------------------------------------------------------------
   1,000   (a)  P-COM, Inc.                                                            $   28,625
                --------------------------------------------------------------------
   1,200   (a)  Pairgain Technologies, Inc.                                                31,200
                --------------------------------------------------------------------
     500   (a)  Perceptron, Inc.                                                           14,125
                --------------------------------------------------------------------
     400        Perkin-Elmer Corp.                                                         29,050
                --------------------------------------------------------------------
   1,000   (a)  Project Software & Development, Inc.                                       13,375
                --------------------------------------------------------------------
     700   (a)  Proxim, Inc.                                                               14,088
                --------------------------------------------------------------------
   1,000   (a)  SPSS, Inc.                                                                 26,500
                --------------------------------------------------------------------
     600   (a)  Sanmina Corp.                                                              30,000
                --------------------------------------------------------------------
   1,400   (a)  Scopus Technology, Inc.                                                    37,450
                --------------------------------------------------------------------
     800        Storage Technology Corp.                                                   28,100
                --------------------------------------------------------------------
   1,000   (a)  Sun Microsystems, Inc.                                                     28,813
                --------------------------------------------------------------------
     500   (a)  Western Digital Corp.                                                      30,813
                --------------------------------------------------------------------
   1,250   (a)  Wind River Systems, Inc.                                                   28,750
                --------------------------------------------------------------------   ----------
                Total                                                                     908,154
                --------------------------------------------------------------------   ----------
                TRANSPORTATION--1.4%
                --------------------------------------------------------------------
     300   (a)  UAL Corp.                                                                  22,313
                --------------------------------------------------------------------
   1,100   (a)  Yellow Corp.                                                               21,175
                --------------------------------------------------------------------   ----------
                Total                                                                      43,488
                --------------------------------------------------------------------   ----------
                UTILITIES--0.8%
                --------------------------------------------------------------------
   1,000   (a)  Premiere Technologies, Inc.                                                23,875
                --------------------------------------------------------------------   ----------
                TOTAL COMMON STOCKS (IDENTIFIED COST $2,925,804)                        2,872,996
                --------------------------------------------------------------------   ----------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                   VALUE
----------        --------------------------------------------------------------------   ----------
(B) REPURCHASE AGREEMENT--7.2%
--------------------------------------------------------------------------------------
 $215,000         BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997 (AT
                  AMORTIZED COST)                                                           215,000
                  --------------------------------------------------------------------   ----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $3,140,804)(C)                      $3,087,996
                  --------------------------------------------------------------------   ----------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $3,140,804. The net unrealized depreciation of investments on a federal tax basis amounts to $52,808 which is comprised of $179,476 appreciation and $232,284 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($2,999,359) at April 30, 1997.

The following acronyms are used throughout this portfolio:

ADR   -- American Depositary Receipt
PLC   -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $3,140,804)                 $3,087,996
-------------------------------------------------------------------------------------------
Cash                                                                                                  445
-------------------------------------------------------------------------------------------
Income receivable                                                                                     431
-------------------------------------------------------------------------------------------
Receivable for investments sold                                                                     6,384
-------------------------------------------------------------------------------------------
Receivable for shares sold                                                                         26,558
-------------------------------------------------------------------------------------------    ----------
    Total assets                                                                                3,121,814
-------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                   $97,564
---------------------------------------------------------------------------------
Accrued expenses                                                                     24,891
---------------------------------------------------------------------------------   -------
    Total liabilities                                                                             122,455
-------------------------------------------------------------------------------------------    ----------
Net Assets for 326,217 shares outstanding                                                      $2,999,359
-------------------------------------------------------------------------------------------    ----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------
Paid in capital                                                                                $3,207,161
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                        (52,808)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (142,407)
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                  (12,587)
-------------------------------------------------------------------------------------------    ----------
    Total Net Assets                                                                           $2,999,359
-------------------------------------------------------------------------------------------    ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------------------
Net Asset Value Per Share ($933,430 / 101,492 shares outstanding)                                   $9.20
-------------------------------------------------------------------------------------------    ----------
Offering Price Per Share (100/94.50 of $9.20)*                                                      $9.74
-------------------------------------------------------------------------------------------    ----------
Redemption Proceeds Per Share                                                                       $9.20
-------------------------------------------------------------------------------------------    ----------
CLASS B SHARES:
-------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,929,550 / 209,839 shares outstanding)                                 $9.20
-------------------------------------------------------------------------------------------    ----------
Offering Price Per Share                                                                            $9.20
-------------------------------------------------------------------------------------------    ----------
Redemption Proceeds Per Share (94.50/100 of $9.20)**                                                $8.69
-------------------------------------------------------------------------------------------    ----------
CLASS C SHARES:
-------------------------------------------------------------------------------------------
Net Asset Value Per Share ($136,379 / 14,886 shares outstanding)                                    $9.16
-------------------------------------------------------------------------------------------    ----------
Offering Price Per Share                                                                            $9.16
-------------------------------------------------------------------------------------------    ----------
Redemption Proceeds Per Share (99.00/100 of $9.16)**                                                $9.07
-------------------------------------------------------------------------------------------    ----------

 * See "How to Purchase Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 1997* (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------
Dividends                                                                                        $
9,228
---------------------------------------------------------------------------------------------
Interest
3,939
---------------------------------------------------------------------------------------------
---------
    Total income
13,167
---------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                                             $  11,364
--------------------------------------------------------------------------------
Administrative personnel and services fee                                              82,609
--------------------------------------------------------------------------------
Custodian fees                                                                         14,576
--------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                               21,891
--------------------------------------------------------------------------------
Legal fees                                                                              1,119
--------------------------------------------------------------------------------
Portfolio accounting fees                                                              28,917
--------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                               3,487
--------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                 405
--------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                1,543
--------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                1,162
--------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                  135
--------------------------------------------------------------------------------
Share registration costs                                                               27,866
--------------------------------------------------------------------------------
Printing and postage                                                                   11,037
--------------------------------------------------------------------------------
Insurance premiums                                                                      2,313
--------------------------------------------------------------------------------
Taxes                                                                                   2,313
--------------------------------------------------------------------------------
Miscellaneous                                                                           4,563
--------------------------------------------------------------------------------    ---------
    Total expenses                                                                    215,300
--------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------
  Waiver of investment advisory fee                                    $ (11,364)
--------------------------------------------------------------------
  Reimbursement of other operating expenses                             (180,112)
--------------------------------------------------------------------   ---------
    Total waivers and reimbursements                                                 (191,476)
--------------------------------------------------------------------------------    ---------
         Net expenses
23,824
---------------------------------------------------------------------------------------------
---------
             Net operating loss
(10,657)
---------------------------------------------------------------------------------------------
---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------
Net realized loss on investments
(142,407)
---------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments
(52,808)
---------------------------------------------------------------------------------------------
---------
    Net realized and unrealized loss on investments
(195,215)
---------------------------------------------------------------------------------------------
---------
         Change in net assets resulting from operations                                          $
(205,872)
---------------------------------------------------------------------------------------------
---------

* For the period from November 25, 1996 (date of initial public investment) to April 30, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                PERIOD ENDED
                                                                                 (UNAUDITED)
                                                                               APRIL 30, 1997*
                                                                              -----------------
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------
Net operating loss                                                               $   (10,657)
---------------------------------------------------------------------------
Net realized gain (loss) on investments ($142,407 net loss as computed for
federal tax purposes)                                                               (142,407)
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                 (52,808)
---------------------------------------------------------------------------   ---------------
     Change in net assets resulting from operations                                 (205,872)
---------------------------------------------------------------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------------
  Class A Shares                                                                      (1,722)
---------------------------------------------------------------------------
  Class B Shares                                                                        (165)
---------------------------------------------------------------------------
  Class C Shares                                                                         (43)
---------------------------------------------------------------------------   ---------------
     Change in net assets resulting from distributions to shareholders                (1,930)
---------------------------------------------------------------------------   ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------
Proceeds from sale of shares                                                       6,061,015
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                   391
---------------------------------------------------------------------------
Cost of shares redeemed                                                           (2,854,245)
---------------------------------------------------------------------------   ---------------
     Change in net assets resulting from share transactions                        3,207,161
---------------------------------------------------------------------------   ---------------
          Change in net assets                                                     2,999,359
---------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------
Beginning of period                                                                       --
---------------------------------------------------------------------------   ---------------
End of period                                                                    $ 2,999,359
---------------------------------------------------------------------------   ---------------

* For the period from November 25, 1996 (date of initial public investment) to April 30, 1997.

(See Notes which are an integral part of the Financial Statements)


FEDERATED AGGRESSIVE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Aggressive Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers three classes of shares: Class A Shares, Class B
Shares and Class C Shares. The investment objective of the Fund is to provide appreciation of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                            APRIL 30, 1997*
                                                                        -----------------------
                           CLASS A SHARES                                SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                              369,553    $ 3,677,371
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            19            184
---------------------------------------------------------------------
Shares redeemed                                                         (268,080)    (2,686,314)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Class A share transactions                   101,492    $   991,241
---------------------------------------------------------------------   --------    -----------

                                                                            APRIL 30, 1997*
                                                                        -----------------------
                           CLASS B SHARES                                SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                              215,310    $ 2,125,003
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared            17            164
---------------------------------------------------------------------
Shares redeemed                                                           (5,488)       (54,594)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Class B share transactions                   209,839    $ 2,070,573
---------------------------------------------------------------------   --------    -----------


FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                                                            APRIL 30, 1997*
                                                                        -----------------------
                           CLASS C SHARES                                SHARES       AMOUNT
---------------------------------------------------------------------   --------    -----------
Shares sold                                                               26,163    $   258,641
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared             4             43
---------------------------------------------------------------------
Shares redeemed                                                          (11,281)      (113,337)
---------------------------------------------------------------------   --------    -----------
  Net change resulting from Class C share transactions                    14,886    $   145,347
---------------------------------------------------------------------   --------    -----------
     Net change resulting from share transactions                        326,217      3,207,161
---------------------------------------------------------------------   --------    -----------

*For the period from November 25, 1996 (date of initial public investment) to April 30, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses annually according to the following schedule.

 SHARE CLASS NAME       % OF AVG. DAILY NET ASSETS OF CLASS
------------------     --------------------------------------
  Class A Shares                       0.25%
  Class B Shares                       0.75%
  Class C Shares                       0.75%

The Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1997.


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), each class of shares will pay FSS up to 0.25% of its average daily net assets for



FEDERATED AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $67,311 were borne initially by the Adviser.

The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the Fund's effective date. For the period ended April 30, 1997, the Fund paid $0 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

--------------------------------------------------------------------------------
PURCHASES                                                                          $4,753,602
--------------------------------------------------------------------------------   ----------
SALES                                                                              $1,685,028
--------------------------------------------------------------------------------   ----------


TRUSTEES                                        OFFICERS
--------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Peter E. Madden                                 Executive Vice President
Gregor F. Meyer                                 John W. McGonigle
John E. Murray, Jr.                             Executive Vice President,
Wesley W. Posvar                                Secretary and Treasurer
Marjorie P. Smuts                               Richard B. Fisher
                                                Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.






FEDERATED AGGRESSIVE GROWTH FUND
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
PROSPECTUS

The shares of Federated Aggressive Growth Fund (the "Fund") represent interests in a diversified portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund seeks appreciation of capital by investing primarily in equity securities of companies with prospects for above-averge appreciation.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN CLASS A SHARES, CLASS B SHARES OR CLASS C SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated November 15, 1996, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial intermediary. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 15, 1996

- -------------------------------------------------------
- -------------------------------------------------------

                               TABLE OF CONTENTS

Summary of Fund Expenses.....................................................  1

General Information..........................................................  4

Investment Information.......................................................  4
  Investment Objective.......................................................  4
  Investment Policies........................................................  4
  Investment Limitations.....................................................  9
  Hub and Spoke(R) Option.................................................... 10

Net Asset Value.............................................................. 11

Investing in the Fund........................................................ 11

How to Purchase Shares....................................................... 12
  Investing in Class A Shares................................................ 13
  Investing in Class B Shares................................................ 15
  Investing in Class C Shares................................................ 16
  Special Purchase Features.................................................. 17

Exchange Privilege........................................................... 17

How to Redeem Shares......................................................... 19
  Special Redemption Features................................................ 20
  Contingent Deferred Sales Charge........................................... 20
  Elimination of Contingent Deferred
     Sales Charge............................................................ 21

Account and Share Information................................................ 22

Trust Information............................................................ 23
  Management of the Trust.................................................... 23
  Distribution of Shares..................................................... 24
  Administration of the Fund................................................. 26
  Expenses of the Fund and
     Class A Shares, Class B Shares,
     and Class C Shares...................................................... 26

Brokerage Transactions....................................................... 27

Shareholder Information...................................................... 28
  Voting Rights.............................................................. 28

Tax Information.............................................................. 28
  Federal Income Tax......................................................... 28
  State and Local Tax........................................................ 28

Performance Information...................................................... 29

- ------------------------------------------------------
- ------------------------------------------------------

                            SUMMARY OF FUND EXPENSES

                        FEDERATED AGGRESSIVE GROWTH FUND

                                           CLASS A SHARES
                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..............    5.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable)(1)..............................................................    0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).........................     None
Exchange Fee...............................................................................     None


                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)*

Management Fee (after waiver)(2)...........................................................    0.65%
12b-1 Fee(3)...............................................................................    0.00%
Total Other Expenses.......................................................................    1.10%
    Shareholder Services Fee......................................................    0.25%
         Total Operating Expenses(4).......................................................    1.75%


(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50% for redemptions made within one full year of purchase. See "Contingent Deferred Sales Charge."

(2) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%.

(3) The Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1997. If the Class A Shares were paying or accruing the 12b-1 fee, the Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Trust Information."

(4) The operating expenses are estimated to be 2.10% absent the anticipated voluntary waiver of the management fee.

* Total operating expenses in the table above are estimated based on average expenses expected to be incurred during the period ending October 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see
"Investing in Class A Shares" and "Trust Information."
Wire--transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                            1 year    3 years
                                                                                   ------    -------
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each time period........    $ 72      $ 107


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS A SHARES' FISCAL YEAR ENDING OCTOBER 31, 1997.


- ------------------------------------------------------
- ------------------------------------------------------

                            SUMMARY OF FUND EXPENSES

                        FEDERATED AGGRESSIVE GROWTH FUND

                                           CLASS B SHARES
                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..............     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable)(1)..............................................................    5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable).........................     None
Exchange Fee...............................................................................     None


                        ANNUAL SHARES OPERATING EXPENSES
               (As a percentage of projected average net assets)*

Management Fee (after waiver)(2)...........................................................    0.65%
12b-1 Fee..................................................................................    0.75%
Total Other Expenses.......................................................................    1.10%
    Shareholder Services Fee......................................................    0.25%
         Total Operating Expenses(3)(4)....................................................    2.50%


(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. See "Contingent Deferred Sales Charge."

(2) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%.

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The operating expenses are estimated to be 2.85% absent the anticipated voluntary waiver of the management fee.

* Total Class B Shares operating expenses in the table above are estimated based on average expenses expected to be incurred during the period ending October 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see
"Investing in Class B Shares" and "Trust Information."
Wire--transferred redemptions of less than $5,000 may be subject to additional fees.

    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                            1 year    3 years
                                                                                   ------    -------
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each time period........    $ 82      $ 121
You would pay the following expenses on the same investment,
  assuming no redemption........................................................    $ 25      $  78


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS B SHARES' FISCAL YEAR ENDING OCTOBER 31, 1997.


- ------------------------------------------------------
- ------------------------------------------------------

                            SUMMARY OF FUND EXPENSES

                        FEDERATED AGGRESSIVE GROWTH FUND

                                           CLASS C SHARES
                                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)..............     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)...     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable)(1)..............................................................    1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable).........................     None
Exchange Fee...............................................................................     None


                           ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)*

Management Fee (after waiver)(2)...........................................................    0.65%
12b-1 Fee..................................................................................    0.75%
Total Other Expenses.......................................................................    1.10%
    Shareholder Services Fee......................................................    0.25%
         Total Operating Expenses(3).......................................................    2.50%


(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. For a more complete description, see "Contingent Deferred Sales Charge."

(2) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%.

(3) The operating expenses are estimated to be 2.85% absent the anticipated voluntary waiver of the management fee.

* Total operating expenses in the table above are estimated based on average expenses expected to be incurred during the period ending October 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see
"Investing in Class C Shares" and "Trust Information."
Wire--transferred redemptions of less than $5,000 may be subject to additional fees.

    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                            1 year    3 years
                                                                                   ------    -------
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each time period........    $ 36       $78
You would pay the following expenses on the same investment, assuming no
  redemption....................................................................    $ 25       $78


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR CLASS C SHARES' FISCAL YEAR ENDING OCTOBER 31, 1997.


- ------------------------------------------------------

                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 17, 1984. The Trust's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Trustees has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares"). Shares of the Fund are designed for individuals and intermediaries seeking appreciation of capital by investing in a diversified portfolio primarily consisting of equity securities of companies with prospects for above-average appreciation.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated Class A, Class B, or Class C," as appropriate.

- ------------------------------------------------------

                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide appreciation of capital. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average appreciation. Equity securities include common stocks, preferred stocks, and investment grade securities (including debt securities) that are convertible into common stocks. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

                             ACCEPTABLE INVESTMENTS

Federated Management, the Fund's investment adviser (the "Adviser"), creates a universe of growing companies by using proprietary software and research models that incorporate important attributes of successful growth, such as upward earnings estimate revisions, positive earnings surprises, accelerated sales and earnings growth. Using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct an investment portfolio that possesses strong growth characteristics.

The Fund will not be restricted to specific market capitalization requirements. Sector weightings will be restricted to no greater than 300% of the Standard and Poor's 500 sector weightings or no more than 20% of the total portfolio, whichever is greater. The Fund will diversify its holdings across at least 100 companies, but generally will not exceed 200 company holdings.

The securities in which the Fund invests include, but are not limited to:

- - common stock of U.S. companies that are considered by the Adviser to have potential for above-average appreciation;

- - other corporate securities including: corporate debt obligations, convertible securities, and preferred stocks;

- - securities of foreign issuers; and

- - securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

                                  COMMON STOCK

As described above, the Fund invests primarily in equity securities. As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, since the Fund invests in growth-oriented equity securities, there are some additional risk factors associated with investment in the Fund. Growth-oriented stocks may include issuers with smaller capitalization. Small and medium capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. That is, the stock of small and medium capitalization companies may decline in price as the price of large company stocks rise, or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad market indices such as the Standard & Poor's 500 Index. Additionally, many small capitalization companies tend to have operating histories of less than three years.

                             CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. The Fund considers convertible securities to be equity securities. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives. The convertible securities in which the Fund invests may be rated below investment grade and considered speculative.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality. The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

                         SECURITIES OF FOREIGN ISSUERS

The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial.
                           INVESTING IN SECURITIES OF
                           OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

                           U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan


Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Federal Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.

                       RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
                             TEMPORARY INVESTMENTS

Under normal market conditions, the Fund will be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in cash and money market instruments.

Money market instruments may be:

- - money market instruments;

- - commercial paper;

- - instruments of domestic banks and savings associations (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances);

- - securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

- - repurchase agreements.

                             REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial intermediaries sell U.S.
government securities or other securities to the Fund


and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

                              PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the time of the options. These options will be used only as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may purchase these put options as long as they are listed on a recognized options exchange and the underlying securities are held in its portfolio.

The Fund may also write covered call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash in the amount of any additional consideration. As a writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The call options which the Fund writes and sells must be listed on a recognized options exchange. Writing of calls by the Fund is intended to seek to generate income for the Fund and, thereby, protect against price movements in particular securities in the Fund's portfolio.

Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

     RISKS. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options also could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

                               FINANCIAL FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and U.S. Treasury securities, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.
     RISKS. When the Fund uses financial futures as hedging devices, much depends on the ability of the Adviser to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract.

     It is not certain that a secondary market for positions in futures contracts will exist at all times. The Fund's ability to establish and close out futures and depends on this secondary market.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                               PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Fund's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS

The Fund will not:

- - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of those assets to secure such borrowings;


- - sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions; or
- - with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

- - commit more than 5% of its total assets to premiums on open put option positions; or

- - invest more than 5% of its net assets in warrants.

HUB AND SPOKE(R) OPTION

If the Trustees determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (who is an affiliate of Federated Investors) voted to vest authority to use this investment structure in the sole discretion of the Trustees. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.


- ------------------------------------------------------

                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

- ------------------------------------------------------

                             INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

                                 CLASS A SHARES

An investor who purchases Class A Shares pays a maximum sales charge of 5.50% at the time of purchase. Certain purchases of Class A Shares are not subject to a sales charge. See "Investing in Class A Shares." As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.") Certain purchases of Class A Shares qualify for reduced sales charges. See "Reducing or Eliminating the Sales Charge." Class A Shares have no conversion feature.

                                 CLASS B SHARES

Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a 12b-1 fee while Class A Shares do not bear such a fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee.


                                 CLASS C SHARES
Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee. Class C Shares have no conversion feature.

- ------------------------------------------------------

                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer which has a sales agreement with the distributor) or by sending a wire or a check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial intermediaries may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established through a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.


INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                            SALES CHARGE
              SALES CHARGE      AS A          DEALER
                  AS A       PERCENTAGE    CONCESSION AS
               PERCENTAGE      OF NET      A PERCENTAGE
AMOUNT OF     OF OFFERING      AMOUNT        OF PUBLIC
TRANSACTION      PRICE        INVESTED    OFFERING PRICE
- ------------- ------------  ------------  ---------------
Less than
  $50,000....     5.50%         5.82%          5.00%
$50,000 but
  less than
  $100,000...     4.50%         4.71%          4.00%
$100,000 but
  less than
  $250,000...     3.75%         3.90%          3.25%
$250,000 but
  less than
  $500,000...     2.50%         2.56%          2.25%
$500,000 but
  less than
  $1
  million....     2.00%         2.04%          1.80%
$1 million or
  greater....     0.00%         0.00%          0.25%*


* See sub-section entitled "Dealer Concession."

No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. No sales charge is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Class A Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the financial intermediary. Additionally, no sales charge is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.

                               DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.
Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.


                            REDUCING OR ELIMINATING
                                THE SALES CHARGE

The sales charge can be reduced or eliminated on the purchase of Class A Shares through:

- - quantity discounts and accumulated purchases;

- - concurrent purchases;

- - signing a 13-month letter of intent;

- - using the reinvestment privilege; or

- - purchases with proceeds from redemptions of unaffiliated investment company shares.

                  QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table above, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds"), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the Class A Shares in the Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.

To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.


While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.

                          PURCHASES WITH PROCEEDS FROM
                REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES

Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial intermediary, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50% for Shares purchased under this program. If Shares are purchased in this manner, redemptions of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.

INVESTING IN CLASS B SHARES

Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under "Contingent Deferred Sales Charge-- Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.

                          CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and may no longer be subject to a fee under the Fund's distribution plan (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales charge, fee, or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Federated Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

INVESTING IN CLASS C SHARES

Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge--Class C Shares."

               PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

An investor may call his financial intermediary (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge additional fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

                           PURCHASING SHARES BY WIRE

Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number, this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

                           PURCHASING SHARES BY CHECK

Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).


SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their financial intermediary or the Fund to participate in this program.

                                RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

- ------------------------------------------------------

                               EXCHANGE PRIVILEGE

                                 CLASS A SHARES

Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.

Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.

                                 CLASS B SHARES

Class B shareholders may exchange all or some of their Shares for Class B Shares of the Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial intermediary regarding the availability of other Class B Shares in the Federated Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

                                 CLASS C SHARES

Class C shareholders may exchange all or some of their Shares for Class C Shares of Federated Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Federated Funds currently offer Class C Shares. Contact your financial intermediary regarding the availability of Class C Shares in the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

Please contact your financial intermediary directly or Federated
Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged free of charge.

                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the Shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of Shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

                               MAKING AN EXCHANGE

Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial intermediaries during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial intermediary by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Shareholder Services Company, 1099 Hingham Street, Rockland, Massachusetts 02370-3317.

                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.


- ------------------------------------------------------

                              HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made as described below.

               REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

Shares of the Fund may be redeemed by calling your financial intermediary to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial intermediary. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial intermediaries (such as banks) must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial intermediary is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial intermediary for this service.

                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has received a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.

CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES

Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.


                                 CLASS B SHARES

Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

                             CONTINGENT
  YEAR OF REDEMPTION          DEFERRED
    AFTER PURCHASE          SALES CHARGE
- -----------------------    --------------
First                           5.50%
Second                          4.75%
Third                              4%
Fourth                             3%
Fifth                              2%
Sixth                              1%
Seventh and thereafter             0%


                                 CLASS C SHARES

Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

               CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for shares of other funds in the Federated Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for shares are redeemed is calculated as if the shareholder had held the shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge will not be charged in connection with exchanges of Shares for Class A Shares in other Federated Funds.


The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2). redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities. The Trustees reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.

- -----------------------------------------------------

                         ACCOUNT AND SHARE INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder
Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

                                   DIVIDENDS

Dividends are declared and paid annually to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to the dividend.

                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.


                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

                        ------------

                               TRUST INFORMATION

MANAGEMENT OF THE TRUST

                               BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

Keith J. Sabol has been the Fund's portfolio manager since inception. Mr. Sabol joined Federated Investors in 1994 and has been the Equity Research Coordinator of the Fund's investment adviser since 1996. Mr. Sabol was an Investment Analyst for the Fund's investment adviser from 1994 to 1996. Following his graduation from the U.S. Military Academy, Mr. Sabol was commissioned as an officer in the U.S. Army where he served until 1992. Mr. Sabol earned his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Operations Research.

Aash M. Shah has been the Fund's portfolio manager since inception. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial intermediaries such as depository institutions to register as dealers.

The distributor may offer to pay financial intermediaries an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial intermediaries may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial intermediaries that waive all or any portion of the advance payments.

   DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER
                                   SERVICES.

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), Class B Shares and Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of .75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial intermediaries such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial intermediaries to perform shareholder services. Financial intermediaries will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


                            SUPPLEMENTAL PAYMENTS TO
                            FINANCIAL INTERMEDIARIES

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial intermediaries supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.

Federated Securities Corp. will pay financial intermediaries, at the time of purchase of Class A Shares, an amount equal to .50% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial intermediary should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial intermediaries as financial assistance for providing substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial intermediary sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial intermediary. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:
      MAXIMUM                AVERAGE AGGREGATE
ADMINISTRATIVE FEE           DAILY NET ASSETS
- -------------------      -------------------------
       0.15%             on the first $250 million
      0.125%             on the next $250 million
       0.10%             on the next $250 million
      0.075%              on assets in excess of
                               $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.


The Fund expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the Fund and Class A Shares, Class B Shares, and Class C Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares, Class B Shares, and Class C Shares as classes are expenses under the Trust's Distribution Plan and fees for Shareholder Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Trustees' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.

------------------------------------------------------

                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


- ------------------------------------------------------

                            SHAREHOLDER INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

- ------------------------------------------------------

                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

STATE AND LOCAL TAXES

In the opinion of Houston, Houston & Donnelley, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


- ------------------------------------------------------

                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales charge or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A
Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.


----------------------------------------------------------------------------

- --------------------------------------------------------------------------
                                              FEDERATED AGGRESSIVE
                                              GROWTH FUND
                                              (A PORTFOLIO OF FEDERATED EQUITY
                                              FUNDS)
                                              CLASS A SHARES, CLASS B SHARES,
                                              CLASS C SHARES
                                              PROSPECTUS

                                              An Open-End, Diversified
                                              Management Investment Company
                                              November 15, 1996

LOGO
       Cusip 314172875
       Cusip 314172867
       Cusip 314172859
       G01925-01-ABC(11/96)







FEDERATED AGGRESSIVE GROWTH FUND
Class A Shares
Class B Shares
Class C Shares
(A Portfolio of Federated Equity Funds)

Supplement to Statement of Additional Information dated November 15, 1996


     A. Please delete the last sentence of the section entitled
"Portfolio Turnover" on page 4 of the Statement of Additional
Information and replace it with the following two sentences.

                       "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, the Fund's portfolio turnover rate was 67%."

B. Please insert the following directly after the section entitled "Federated Equity Funds Management" which begins on page 8 of the Statement of Additional Information.

      "Fund Ownership
      Officers and Directors own less than 1% of the Fund's outstanding shares.
         As of May 7, 1997, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: BHC Securities Inc., Philadelphia, Pennsylvania, owned approximately 9,722.1440 shares (9.46%); Randall and Barbara Russell, Pittsburgh, Pennsylvania, owned approximately 7,238.2450 shares (7.04%); Donaldson Lufkin Jenrette, Jersey City, New Jersey, owned approximately 7,028.3490 (6.84%); and Edward D. Jones & Co. F/A/O Ruth Bartle, Maryland Heights, Missouri, owned approximately 5,263.1580 (5.12%).
         As of May 7, 1997, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: State Street Bank & Trust Custodian for the IRA Rollover of Dale E. Stitzel, Hamilton, Ohio, owned approximately 2,527.8060 shares (16.78%); State Street Bank & Trust Custodian for the IRA Rollover of Robert L. Hoffman, Hamilton, Ohio, owned approximately 1,503.8400 shares (9.98%); MLPF&S for the Sole Benefit of Its Customers, Jacksonville, Florida, owned approximately 1,156.0000 shares (7.67%); and Edward D. Jones & Co. F/A/O Sidney J. Miles, Maryland Heights, Missouri owned approximately 753.5330 shares (5.00%)."

C. Please delete the section entitled "Trustees Compensation" on page 12 of the Statement of Additional Information and replace with the following.

"Trustees Compensation




                                        Aggregate
Name,                                   Compensation
Position With the                       From the                      Total Compensation
Paid
Trust                                   Trust*#                         From Fund
Complex+

-----------------------------------------------------------------------------------------
John F. Donahue                                   $0                  $0 for the
                                                                      Trust and 56 other investment
Chairman and Trustee                                                  companies in
                                                                      the Fund Complex

Thomas G. Bigley                                 $1,312.97           $108,725 for the
                                                                     Trust and 56 other investment
Trustee
                                                                     companies in the Fund Complex

John T. Conroy, Jr.                               $1,439.95           $119,615 for the
                                                                      Trust and 56 other investment
Trustee
                                                                      companies in the Fund Complex

William J. Copeland                            $1,439.95           $119,615 for the
                                                                   Trust and 56 other investment
Trustee
                                                                   companies in the Fund Complex


James E. Dowd                                     $1,439.95           $119,615 for the
                                                                      Trust and 56 other investment
Trustee
                                                                      companies in the Fund Complex

Lawrence D. Ellis, M. D.                     $1,312.97            $108,725 for the
                                                                  Trust and 56 other investment
Trustee
                                                                   companies in the Fund Complex

Edward L. Flaherty, Jr.                        $1,439.95            $119,615 for the
                                                                    Trust and 56 other investment
Trustee
                                                                    companies in the Fund Complex

Peter E. Madden                                   $1,312.97            $108,725 for the
                                                                       Trust and 56 other investment
Trustee
                                                                        companies in the Fund Complex

Gregor F. Meyer                                   $1,312.97            $108,725 for the
                                                                        Trust and 56 other investment
Trustee
                                                                         companies in the Fund Complex

John E. Murray, Jr.                              $1,312.97             $108,725 for the
                                                                       Trust and 56 other investment
Trustee
                                                                        companies in the Fund Complex

Wesley W. Posvar                               $1,312.97             $108,725 for the
                                                                     Trust and 56 other investment
Trustee
                                                                     companies in the Fund Complex

Marjorie P. Smuts                               $1,312.97             $108,725 for the
                                                                      Trust and 56 other investment
Trustee
                                                                      companies in the Fund Complex

-----------------------------------------------------------------------------------------------------------



* Information is furnished for the fiscal year ended October 31, 1996.

# The aggregate compensation is provided for the Trust which is comprised of 4 portfolios.

+ The information is provided for the last calendar year."


D. Please insert the following as the second paragraph of the section entitled "Advisory Fees" which begins on page 13 of the Statement of Additional Information.

      "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, the Adviser earned management and advisory fees of $11,364, all of which was waived."

E.  Please   insert  the   following   as  the  final   paragraph  of  the
    section   entitled   "Brokerage
    Transactions" on page 13 of the Statement of Additional Information.

         "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, the Fund paid brokerage commissions in the amount of $6,889."


F. Please insert the following information as a second paragraph under the sub-section entitled "Fund Administration"
         on page 13 of the Statement of Additional Information.

         "From the Fund's effective date, November 18, 1996 to April 30, 1997, the Fund incurred costs for administrative services  of $82,609."

G. Please add the following as the fourth paragraph of the sub-section entitled "Distribution Plan and Shareholder

         Services Agreement" on page 14 of the Statement of Additional Information.

         "For the period from November 25, 1996 (date of initial public investment) to April 30, 1997, payments in the amount of $3,487 and $405 on behalf of Class B Shares and Class C Shares, respectively, were made pursuant to the Plan. In addition, for the same period, the Fund paid shareholder services fees for Class A Shares, Class B Shares, and Class C
         Shares in the amounts of $1,543, $1,162 and $135,  respectively."


H. Please insert the following as the third paragraph of the section entitled "Total Return" on page 16 of the
         Statement of Additional Information.

         "The Fund's cumulative total return for the Class A Shares for the period between November 25, 1996 (date of initial public investment) and April 30, 1997 was -12.97%.

         The Fund's cumulative total return for the Class B Shares for the period between November 25, 1996 (date of initial public  investment) and April 30, 1997 was -13.06%.

         The Fund's cumulative total return for the Class C Shares for the period between November 25, 1996 (date of initial public investment) and April 30, 1997 was -9.27%."








                                                     May 30, 1997





        Cusip 314172875
        Cusip 314172867
        Cusip 314172859
        G02072-02(5/97)








                                       Federated Aggressive Growth Fund

                                   (A Portfolio of Federated Equity Funds)
                                                Class A Shares
                                                Class B Shares
                                                Class C Shares

                                     Statement of Additional Information










      This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares, and the stand-alone prospectus for Class A Shares of Federated Aggressive Growth Fund (the "Fund") dated November 15, 1996. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-341-7400.

      Federated Investors Tower
      Pittsburgh, Pennsylvania 15222-3779

                                      Statement dated November 15, 1996

General Information About the Fund                        1


Investment Objective and Policies                         1
   Types of Investments                                   1
   Temporary Investments                                  2
   When-Issued and Delayed Delivery Transactions          2
   Lending of Portfolio Securities                        2
   Repurchase Agreements                                  3
   Reverse Repurchase Agreements                          3
   Portfolio Turnover                                     3
   Investment Limitations                                 3

Federated Equity Funds Management                         8

   Fund Ownership                                        11
   Trustees Compensation                                 12
   Trustee Liability                                     12

Investment Advisory Services                             12

   Adviser to the Fund                                   12
   Advisory Fees                                         13
   Other Related Services                                13

Brokerage Transactions                                   13


Other Services                                           13
   Fund Administration                                   13
   Custodian                                             14
   Transfer Agent                                        14
   Independent Auditors                                  14

Purchasing Shares                                        14

   Distribution Plan (Class B Shares and Class C Shares
   Only) and Shareholder Services Agreement              14
   Conversion to Federal Funds                           14
   Purchases by Sales Representatives, Trustees, and
   Employees of the Fund                                 14



Determining Net Asset Value                              15

   Determining Market Value of Securities                15

Redeeming Shares                                         15

   Redemption in Kind                                    15

Massachusetts Partnership Law                            15


Exchanging Securities for Shares                         16
   Tax Consequences                                      16

Tax Status                                               16

   The Fund's Tax Status                                 16
   Shareholders' Tax Status                              16

Total Return                                             16


Yield                                                    17

Performance Comparisons                                  17

About Federated Investors                                18
   Mutual Fund Market                                    19
   Institutional Clients                                 19
   Trust Organizations                                   18
   Broker/Dealers and Bank Broker/Dealer Subsidiaries    19

Appendix                                                 20

General Information About the Fund


The Fund is a portfolio of Federated Equity Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 17, 1984, under the name "Federated Growth Trust." The Trust later changed its name to "Federated Equity Funds." The Declaration of Trust permits the Trust to offer separate series and classes of shares. Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to all three classes of Shares.

Investment Objective and Policies


The Fund's investment objective is to provide appreciation of capital.

Types of Investments

The Fund may invest in common stocks, corporate securities other than common stock, corporate debt securities, including notes and debentures, and other corporate securities, including preferred stocks, warrants and convertible securities.

      Corporate Securities Other Than Common Stock

         Corporate Debt Securities. Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

         The corporate debt securities (excluding convertible securities) in which the Fund normally invests will be rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. However, the Fund may invest up to 5% of its assets in corporate debt obligations that are not investment-grade bonds (excluding securities convertible into equity securities) during the current fiscal year.

Other Corporate Securities. The Fund may invest in preferred stocks, warrants, and convertible securities, rated investment grade, i.e., Baa or better by Moody's Investor Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's ratings Group (S&P) or Fitch Investor's Services, Inc. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Adviser), and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. The prices of fixed income securities fluctuate inversely to the direction of interest rates. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the Adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may invest in corporate debt obligations that are not investment grade bonds or are not rated but are determined by the Adviser to be of comparable quality.

 Securities which are rated BBB or lower by Standard & Poor's or Baa or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information. There is no lower limit with respect to rating categories for securities in which the Fund may invest.

Corporate debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." To a greater extent than investment grade bonds, lower rated bonds tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower rated bonds may be more difficult to dispose of or to value than high-rated, lower-yielding bonds.

         The Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

      Restricted Securities

The Fund expects that any restricted securities would be acquired either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.

            The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:

            o  the frequency of trades and quotes for the security;

            o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

            o  dealer undertakings to make a market in the security; and

            o the nature of the security and the nature of the marketplace trades.

Temporary Investments

The Fund may also invest in temporary investments from time to time for defensive purposes.

      Money Market Instruments

         The Fund may invest in the following money market instruments:

         o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

         o prime commercial paper (rated A-1 by S&P , Prime-1 by Moody's, or F-1 by Fitch).

      U.S. Government Obligations

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o  the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

         o  Federal Home Loan Banks;

         o  Federal National Mortgage Association;

         o  Student Loan Marketing Association; and

         o  Federal Home Loan Mortgage Corporation.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Repurchase Agreements

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

      Put and Call Options

         The Fund may purchase listed put options on stocks or write covered call options to protect against price movements in particular securities in its portfolio and generate income. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price.

         The Fund may only: (1) buy put options which are listed on a recognized options exchange and which are on securities held in its portfolio; and (2) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expire. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Adviser will consider liquidity before entering into option transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. The Fund reserves the right to hedge the portfolio by buying financial futures and put options on stock index futures and financial futures.

Futures Transactions

The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. the Fund will not engage in futures transactions for speculative purposes.

      Financial Futures Contracts

         A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

         In the fixed-income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed-income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed-income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

         Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

      "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Portfolio Turnover

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g. brokerage commissions) and increases realized gains and losses. It is estimated the rate of portfolio turnover will, generally, not exceed 250 %.

Investment Limitations

The following limitations are fundamental, except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives:

      Concentration of Investments

         The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.



      Investing in Commodities

         The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on stock index futures and on financial futures.

      Investing in Real Estate

         The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

      Buying on Margin

         The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures, put options on stock index futures, and put options on financial futures.

      Selling Short

         The Fund will not sell securities short unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and unless not more than 10% of the value of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

      Issuing Senior Securities and Borrowing Money

         The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.

      Lending Cash or Securities

         The Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust.

      Underwriting

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      Investing in Minerals

         The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.

      Diversification of Investments

         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer and will not acquire more than 10% of the outstanding voting securities of any issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval, except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objective. Shareholders will be notified before any material changes in these limitations become effective.

      Investing in Securities of Other Investment Companies

         The Fund will not purchase securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of the value of its total assets would be invested in such securities, or except as part of a merger, consolidation, or other acquisition. (It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.)

      Investing in Illiquid Securities

         TheFund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

      Investing in New Issuers

         The Fund will not invest more than 50% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.

      Investing in Issuers Whose Securities are Owned by Officers and Trustees of the Trust

         The Fund will not purchase or retain the securities of any issuer if the Officers and Trustees of the Trust or the Fund's Adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

      Pledging Assets

         The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

      Purchasing Put Options

         The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put options.

      Writing Covered Call Options
         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      Acquiring Securities

         The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's Adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

      Investing In Warrants

         The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no intent to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year.

In addition to the limitations set forth above, the Fund will not purchase or sell real estate limited partnership interests or oil, gas, or other mineral leases, except that the Fund may purchase or sell securities of companies which invest in or hold the foregoing.

Federated Equity Funds Management

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Equity Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman

     Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Fund.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.



William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Directoror or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,
Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of
Massachusetts; formerly, President, State Street Bank and Trust
Company and State Street Boston Corporation; Director or Trustee of the Funds.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926

Trustee

Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman,
Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

     Public relations/Marketing/Conference Planning, Manchester
Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History
Department; Director or Trustee of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President

     President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate: May 2, 1929

President


Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Shareholder Services.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.



*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.
- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

Fund Ownership

Officers and Trustees own less than 1% of the Fund's outstanding
Shares.

Trustees Compensation

-----------------------------------------------------------------------------------------------------------
                                        AGGREGATE
NAME ,                                  COMPENSATION
POSITION WITH                           FROM                           TOTAL COMPENSATION PAID
TRUST                                   TRUST*                         FROM FUND COMPLEX +

-----------------------------------------------------------------------------------------------------------
John F. Donahue                         $0                             $0 for the Trust and
Chairman and Trustee                                                   68 other investment companies in
                                                                       the Fund Complex

Thomas G. Bigley                        $0                             $20,688 for the Trust and
Trustee                                                                49 other investment companies in
                                                                       the Fund Complex

John T. Conroy, Jr.                     $1472                          $117,202 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

William J. Copeland                     $1472                          $117,202 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

James E. Dowd                           $1472                          $117,202 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

Lawrence D. Ellis, M.D.                 $1342                          $106,460 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

Edward L. Flaherty, Jr.                 $1472                          $117,202 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

Peter E. Madden                         $1131                          $90,563 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

Gregor F. Meyer                         $1342                          $106,460 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

John E. Murray                          $777                           $0 for the Trust and
Trustee                                                                69 other investment companies in
                                                                       the Fund Complex

Wesley W. Posvar                        $1342                          $106,460 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex

Marjorie P. Smuts                       $1342                          $106,460 for the Trust and
Trustee                                                                64 other investment companies in
                                                                       the Fund Complex



*Information is furnished for the fiscal year ended October 31, 1995.

+The information is provided for the last calendar year.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services


Adviser to the Fund

     The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.

      State Expense Limitations

         The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.

         If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.

         This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.

Brokerage Transactions

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of , the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. Dr. Henry J. Gailliot, an officer of Federated Management, the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.



Custodian

State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and serves as transfer agent for the Fund. For its services, the transfer agent receives a fee based upon the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Independent Auditors

The independent auditors for the Fund are Ernst & Young LLP, One
Oxford Centre, Pittsburgh, Pennsylvania 15219.

Purchasing Shares


Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares."

Distribution Plan (Class B Shares and Class C Shares Only) and Shareholder Services Agreement

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Trustees expect that the Class B Shares and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objective. By identifying potential investors whose needs are served by the Fund's objective, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

Purchases by Sales Representatives, Trustees, and Employees of the Fund

Trustees, employees, and sales representatives of the Fund, Federated Management, and Federated Securities Corp., or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Class A Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons.

These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.

Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus.

Determining Market Value of Securities

Market values of the Fund's portfolio securities, other than options, are determined as follows:

         o according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service for unlisted equity securities, the latest bid prices; or

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Trustees.

Options are valued at the market values established by the exchanges at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.

Redeeming Shares

The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Class B Shares redeemed within one to six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.

Redemption in Kind

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Exchanging Securities for Shares

Investors may exchange securities they already own for Shares, or they may exchange a combination of securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.

The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.

Tax Consequences

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

      Capital Gains

         Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.

Total Return

The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.

Cumulative total return reflects total performance over a specified period of time. This total return assumes and is reduced by the payment of the maximum sales charge and/or the contingent deferred sales charge, if applicable.

Yield
--------------------------------------------------------------------------

The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons

The performance of each of the classes of Shares depends upon such variables as:

         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Fund's or any class of Shares' expenses; and

         o  various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

         o Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

         o Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.

         o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks (S&P 500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

         o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

         o Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

         o CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

         o Strategic Insight Mutual Fund Research And Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

         o Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

         o Value Line Composite Index consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

         o Financial Publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge on Class A Shares.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

      Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.





About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the equity sector, Federated Investors has more than 25 years' experience. As of December 31, 1995, Federated managed 22 equity funds totaling approximately $5.4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's equity management combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.

Mutual Fund Market

Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.

Trust Organizations

Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R.
Gensheimer, Executive Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



*source:  Investment Company Institute

Appendix

Standard & Poor's Ratings Group Corporate and Municipal Bond Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P's may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'.
Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch Investors Service, Inc. Short-Term Debt Ratings

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated "F-1+".

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

P-1--Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior capacity for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

         o  Leading market positions in well-established industries.

         o  High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



      Cusip 314172875
      Cusip 314172867
      Cusip 314172859
      G01925-02(11/96)










PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:
(a)      Financial Statements (1-3) Incorporated by reference to each portfolio's Annual Report dated
         October 31, 1996, pursuant to Rule 411 under the Securities Act of 1933.  (File Nos. 2-91090 and 811-4017) (4) Filed in Part A.

(b)      Exhibits:
         (1)      Conformed copy of Declaration of Trust of the
                  Registrant; (11)
                             (i) Conformed copy of Amended and Restated Declaration of Trust;
                           (12)
         (2)      Copy of By-Laws of the Registrant as amended ; (11)
                    (i)    Copy of Amendment No. 2 to By-Laws effective February 2, 1987 ; (11)
                   (ii)    Copy of Amendment No. 3 to By-Laws effective August 25, 1988; (11)
                  (iii) Copy of Amended and Restated By-Laws effective August 15, 1995; (12)
         (3)      Not applicable;
         (4)        (i)    Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Small Cap Strategies Fund) ;(7)
                   (ii)    Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Growth Strategies Fund); (8)
                  (iii)    Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Capital Appreciation Fund); (9)
                   (iv)    Copy of Specimen Certificate for Shares of Beneficial Interest of the
                           Registrant (Federated Aggressive Growth Fund); (13)
         (5)        (i)    Conformed copy of Investment Advisory Contract on behalf of Federated Growth
                           Trust; (6)
                   (ii)    Conformed copy of Investment Advisory Contract on behalf of Federated Equity
                           Funds, which includes
                  .........
+ All exhibits have been filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
         December 29, 1994.  (File Nos. 2-91090 and 811-4017)
7.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed
         June 30, 1995.  (File Nos. 2-91090 and 811-4017)
8.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed
         July 17, 1995.  (File Nos. 2-91090 and 811-4017)
9.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed
         August 31, 1995.  (File Nos. 2-91090 and 811-4017)
11.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed
         June 11, 1996.  (File Nos. 2-91090 and 811-4017)
12.      Response is incorporated by reference to Registrant's Post-Effective Amendment No.30 on Form N-1A filed
         May 31, 1996.  (File Nos. 2-91090 and 811-4017)
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed December 30, 1996.  (File Nos. 2-91090 and 811-4017)




                              exhibits A and B for Federated Small Cap Strategies Fund and Federated Capital
                                    Appreciation Fund, respectively; (10)
                  (iii)    Conformed copy of Exhibit C to the Investment Advisory Contract for Federated
                                    Aggressive Growth Fund; +
            (6)         Conformed copy of Distributor's Contract; (10)
                             (i)    Conformed copy of Exhibit A to the
                                    Distributor's Contract for
                                    Federated Small Cap Strategies
                                    Fund, Class A Shares; (10)
                   (ii)             Conformed copy of Exhibit B to the
                                    Distributor's Contract for
                                    Federated Small Cap Strategies
                                    Fund, Class B Shares; (10)
                           (iii)    Conformed copy of Exhibit C to the
                                    Distributor's Contract for
                                    Federated Small Cap Strategies
                                    Fund, Class C Shares; (10)
                            (iv)    Conformed copy of Exhibit D to the
                                    Distributor's Contract for
                                    Federated Growth Strategies Fund,
                                    Class A Shares; (10)
                          (v)       Conformed copy of Exhibit E to the
                                    Distributor's Contract for
                                    Federated Growth Strategies Fund,
                                    Class B Shares; (10)
                            (vi)    Conformed copy of Exhibit F to the
                                    Distributor's Contract for
                                    Federated Growth Strategies Fund,
                                    Class C Shares; (10)
                           (vii)    Conformed copy of Exhibit G to the
                                    Distributor's Contract for
                                    Federated Capital Appreciation
                                    Fund, Class A Shares; (10)
                 (viii)             Conformed copy of Exhibit H to the
                                    Distributor's Contract for
                                    Federated Capital Appreciation
                                    Fund, Class B Shares; (10)
                   (ix)             Conformed copy of Exhibit I to the
                                    Distributor's Contract for
                                    Federated Capital Appreciation
                                    Fund, Class C Shares; (10)
                    (x)             Conformed copy of Exhibit J to the
                                    Distributor's Contract for
                                    Federated Aggressive Growth Fund,
                                    Class A Shares; +
                   (xi)             Conformed copy of Exhibit K to the
                                    Distributor's Contract for
                                    Federated Aggressive Growth Fund,
                                    Class B Shares; +
                  (xii)             Conformed copy of Exhibit L to the
                                    Distributor's Contract for
                                    Federated Aggressive Growth Fund,
                                    Class C Shares; +
                       (xiii)       The Registrant hereby incorporates
                                    the conformed copy of the specimen
                                    Mutual Funds Sales and Service
                                    Agreement; Mutual Funds Service
                                    Agreement; and Plan Trustee/Mutual
                                    Funds Service Agreement from Item
                                    24(b)(6) of the Cash Trust Series
                                    II Registration Statement on Form
                                    N-1A, filed with the Commission on
                                    July 24, 1995. (File No. 33-38550
                                    and 811-6269).
                  (7)      Not applicable;
                  (8)      Conformed Copy of the Custodian Agreement of the Registrant; (6)
--------------------------
+ All exhibits have been filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed December 29, 1994.  (File Nos. 2-
      91090 and 811-4017)
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-
      91090 and 811-4017)


            (9)            The Registrant hereby incorporates by
                           reference the conformed copy of the
                           Shareholder Services Sub-Contract between
                           Fidelity and Federated Shareholder Services
                           from Item 24(b)(9)(iii) of the Federated
                           GNMA Trust Registration Statement on Form
                           N-1A, filed with the Commission on March
                           25, 1996 (File Nos. 2-75670 and 811-3375).
                    (i)     Conformed copy of Shareholder Services
                            Agreement of the Registrant; (6) (ii)
                            Conformed copy of Administrative Services
                            Agreement of the Registrant; (6)
                           (iii)    Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping,
                                    and Custody Services Procurement; (6)
                            (iv)    The responses and exhibits
                                    described in Item 24(b)(6) are
                                    hereby incorporated by reference.
                  (10)     Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
                  (11)     Not applicable;
                  (12)     Not applicable;
                  (13)     Conformed copy of Initial Capital Understanding; (2)
                  (14)     Not applicable;
                  (15)     Conformed Copy of Distribution Plan; (10)
                             (i) Conformed copy of Exhibit A to the Distribution Plan for Federated Small Cap
                                    Strategies Fund, Class A Shares; (10)
                   (ii) Conformed copy of Exhibit B to the Distribution Plan for Federated Small Cap Strategies
                                    Fund, Class B Shares; (10)
                           (iii) Conformed copy of Exhibit C to the Distribution Plan for Federated Small Cap
                                    Strategies Fund, Class C Shares; (10)
                            (iv) Conformed copy of Exhibit D to the Distribution Plan for Federated Growth
                                    Strategies Fund, Class B Shares; (10)
                             (v) Conformed copy of Exhibit E to the Distribution Plan for Federated Growth
                                    Strategies Fund, Class C Shares;
                        (10)
                            (vi) Conformed copy of Exhibit F to the Distribution Plan for Federated Capital
                                    Appreciation Fund, Class A Shares; (10)
                  (vii)             Conformed copy of Exhibit I to the
                                    Distribution Plan for Federated
                                    Aggressive Growth Fund, Class A
                                    Shares;+
                       (viii)       Conformed copy of Exhibit J to the
                                    Distribution Plan for Federated
                                    Aggressive Growth Fund, Class B
                                    Shares;+
                            (ix)    Conformed copy of Exhibit K to the
                                    Distribution Plan for Federated
                                    Aggressive Growth Fund, Class C
                                    Shares;+
                  (16)     Copy of Schedule for Computation of Fund Performance
                  Data for Federated Growth Trust, the predecessor to
                  Federated Growth Strategies Fund; (6) + All exhibits
have been filed electronically.
2.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed
         February 28, 1985.  (File Nos. 2-91090 and 811-4017)
6.       Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
         December 29, 1994.  (File Nos. 2-91090 and 811-4017)
10.      Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed
         September 12, 1995.  (File Nos. 2-91090 and 811-4017)



                    (i) Copy of Schedule for Computation of Fund
                                    Performance  Data for the
                                    Federated Aggressive Growth Fund; +
                  (17)     Copy of Financial Data Schedules; +
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Mulitiple Class
                           Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration
                           Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)
                  (19)  Conformed copy of Power of Attorney. (13)

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:

                                                     Number of Record Holders
Title of Class                                       as of May 7, 1997
--------------                                       -----------------

Shares of Beneficial Interest
(no par value)

Federated Growth Strategies Fund
         Class A Shares                                         17,422
         Class B Shares                                          2,329
         Class C Shares                                            828

Federated Small Cap Strategies Fund
         Class A Shares                                          5,120
         Class B Shares                                          9,550
         Class C Shares                                          1,179

Federated Capital Appreciation Fund.........
         Class A Shares                                          1,398
         Class B Shares                                          1,696
         Class C Shares                                            442

Federated Agressive Growth Fund
         Class A Shares                                          1,216
         Class B Shares                                          1,239
         Class C Shares                                          1,055

Item 27.          Indemnification:  (1)


+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed
         July 9, 1984. (File Nos. 2-91090 and 811-4017)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed
      December 30, 1996. (File Nos. 2-91090 and 811-4017)

Item 28.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Equity Funds Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 West Market Street, Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, and J. Thomas Madden, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stefanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.          Principal Underwriters:

      (a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company:
Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant
Richard B. Fisher                              Director, Chairman, Chief                 Vice President Federated
Investors Tower                                Executive Officer, Chief
Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  Exec. Vice
Federated Investors Tower                      President, Federated,                     President
Pittsburgh, PA 15222-3779                      Securities Corp.

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated
Pittsburgh, PA 15222-3779                      Securities Corp.

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779






Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779
Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779





Name and Principal                             Positions and Offices                  Positions and Offices
 Business Address                                 With Underwriter                      With Registrant

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779



(c)         Not applicable

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                             Federated Investors Tower
                                       Pittsburgh, PA  15222-3779
Federated Administrative Services
("Administrator")
Federated Management
("Adviser")

Federated Services Company             P.O. Box 8600
("Transfer Agent and Dividend          Boston, MA 02266-8600
Disbursing Agent")

State Street Bank and Trust Company    P.O. Box 8600
("Custodian")                          Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS (formerly, Federated Growth Trust), has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of May, 1997.

                                          FEDERATED EQUITY FUNDS
                                    (formerly, Federated Growth Trust)

                           BY: /s/ S. Elliott Cohan
                           S. Elliott Cohan, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           May 29, 1997

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                     TITLE                              DATE

By:   /s/ S. Elliott Cohan    Attorney In Fact                  May 29, 1997
      S. Elliott Cohan        For the Persons
      ASSISTANT SECRETARY        Listed Below

John F. Donahue*              Chairman and Trustee
                              (Chief Executive Officer)

Glen R. Johnson*              President

John W. McGonigle*            Executive Vice President,
Treasurer and Secretary
                              (Prinicipal Financial and
                              Accounting Officer)

Thomas G. Bigley*             Trustee

John T. Conroy, Jr.*          Trustee

William J. Copeland*          Trustee

James E. Dowd*                Trustee

Lawrence D. Ellis, M.D.*      Trustee

Edward L. Flaherty, Jr.*      Trustee

Peter E. Madden*              Trustee

Gregor F. Meyer*              Trustee

John E. Murray, Jr.*          Trustee

Wesley W. Posvar*             Trustee

Marjorie P. Smuts*            Trustee

* By Power of Attorney